Financial risk management (Tables)	12 Months Ended
Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Foreign Currency Sensitivity	The following table details our sensitivity to a 10.0% strengthening of foreign currencies against the euro. The sensitivity analysis includes foreign currency denominated monetary items outstanding and adjusts their translation at the period end for a 10.0% strengthening in foreign currency rates. A positive amount indicates an increase in net income or equity.

Year ended December 31 (€, in millions)	2023		2024
	Impact on net income	Impact on equity	Impact on net income	Impact on equity
US dollar	4.2	78.3	10.3	81.3
Japanese yen	(2.6)	(3.8)	(30.4)	(0.4)
Taiwanese dollar	0.4	—	(7.9)	—
Other currencies	(10.0)	—	(10.5)	—
Total	(8.0)	74.5	(38.5)	80.9

Schedule of Notional Amounts of Outstanding Derivative Positions	The following table details the notional principal amounts of the outstanding forward foreign exchange contracts.

Year ended December 31 (in billions)	2023	2024
US dollar (USD)	0.8	1.0
Japanese yen (JPY)	8.5	1.1
Taiwanese dollar (TWD)	26.4	27.6
South Korean won (KRW)	61.8	66.4
Chinese yuan (CNY)	1.1	1.1

Schedule of Net Investment Hedges in Accumulated Other Comprehensive Income (Loss)	The following table details the anticipated outstanding accumulated unrealized gains and losses in OCI from financial instruments for both foreign currency denominated forecasted purchase and sales transactions. All amounts related to the purchase transactions are expected to be released over the next 12 months and will offset the euro equivalent of foreign currency denominated forecasted purchase transactions. The amounts related to the sales transactions are released on the date of the sales transactions.

Year ended December 31 (€, in millions)	2022	2023	2024
Purchase transactions	5.5	(8.9)	25.6
Net of taxes	4.7	(7.6)	21.7

Sales transactions	3.4	—	—
Net of taxes	2.9	—	—

Schedule of Interest Rate Sensitivity	The sensitivity analysis below has been determined based on the exposure to interest rates for both derivative financial and non-derivative financial instruments at the balance sheet date, with the stipulated change taking place at the beginning of the financial year and held constant throughout the reporting period. The table below shows the effect of a 1.0% increase in interest rates on our net income and equity. A positive amount indicates an increase in net income and equity.

Year ended December 31 (€, in millions)	2023		2024
	Impact on net income	Impact on equity	Impact on net income	Impact on equity
Effect of a 1.0% increase in interest rates	37.6	—	94.9	—

Supplier Finance Program	The amount of the obligations outstanding that we have confirmed as valid to the third party as of December 31,
2024, was €0.3 billion (2023: €0.4 billion) and are included in Accounts payable.

Year ended December 31 (€, in billions)	2023	2024
Confirmed obligations outstanding at the beginning of the year	0.4	0.4
Invoices confirmed during the year	2.7	2.9
Confirmed invoices paid during the year	2.7	3.0
Confirmed obligations outstanding at the end of the year	0.4	0.3

Summary of Notional Amounts and Estimated Fair Values of Financial Instruments	The following table summarizes the notional amounts and estimated fair values of our derivative financial instruments:

Year ended December 31 (€, in millions)	2023		2024
	Notional amount	Fair value	Notional amount	Fair value
Forward foreign exchange contracts	281.1	(6.8)	240.6	44.5
Interest rate swaps	3,250.0	(118.8)	3,250.0	(61.6)

Derivative Financial Instruments Per Category	The following table summarizes our derivative financial instruments per category:

Year ended December 31 (€, in millions)	2023		2024
	Assets	Liabilities	Assets	Liabilities
Interest rate swaps – fair value hedges	11.3	130.1	9.3	70.9
Forward foreign exchange contracts – cash flow hedges	2.9	10.4	31.5	0.1
Forward foreign exchange contracts – no hedge accounting	16.9	16.2	55.7	42.6
Total	31.1	156.7	96.5	113.6
Less non-current portion:
Interest rate swaps – fair value hedges	11.3	62.7		29.3
Total non-current portion	11.3	62.7	—	29.3
Total current portion	19.8	94.0	96.5	84.3

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis	The following tables present our financial assets and financial liabilities that are measured at fair value on a recurring basis:

Year ended December 31, 2024 (€, in millions)	Level 1	Level 2	Level 3	Total
Assets measured at fair value
Derivative financial instruments[1]	—	96.5	—	96.5
Money market funds[2]	6,379.2	—	—	6,379.2
Short-term investments[3]	—	5.4	—	5.4
Total	6,379.2	101.9	—	6,481.1
Liabilities measured at fair value
Derivative financial instruments[1]	—	113.6	—	113.6
Assets and liabilities for which fair values are disclosed
Loan receivable	—	—	1,339.4	1,339.4
Long-term debt[4]	4,561.8	—	—	4,561.8

Year ended December 31, 2023 (€, in millions)	Level 1	Level 2	Level 3	Total
Assets measured at fair value
Derivative financial instruments[1]	—	31.1	—	31.1
Money market funds[2]	3,167.4	—	—	3,167.4
Short-term investments[3]	—	5.4	—	5.4
Total	3,167.4	36.5	—	3,203.9
Liabilities measured at fair value
Derivative financial instruments[1]	—	156.7	—	156.7
Assets and liabilities for which fair values are disclosed
Loan receivable	—	—	776.1	776.1
Long-term debt[4]	4,496.2	—	—	4,496.2
1.Derivative financial instruments consist of forward foreign exchange contracts and interest rate swaps.
2.Money market funds are part of our cash and cash equivalents.
3.Short-term investments consist of deposits with original maturities to the entity holding the investments longer than three months, but one year or less at the date of acquisition. These deposits are valued at amortized costs which is close to their fair value. Their fair value is determined with reference to quoted market prices in an active market for similar assets or discounted cash flow analysis.
4.Long-term debt mainly relates to Eurobonds.